32. Supplemental cash flow information (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Supplemental Cash Flow Information
Total additions of contract assets	R$ 3,532,283	R$ 3,188,943	R$ 0
Total additions to intangible assets	1,788,907	1,144,728	3,490,298
Items not affecting cash (see breakdown below)	(2,125,943)	(2,201,112)	(1,532,518)
Total additions to intangible assets as per statement of cash flows	3,195,247	2,132,559	1,957,780
Investment and financing operations affecting intangible assets but not cash:
Interest capitalized in the year	233,251	488,502	649,048
Contractors payable	252,675	297,872	213,340
Program contract commitments	35,817	149,974	95,126
Public Private Partnership - São Lourenço PPP	10,591	273,737	501,591
Leases	0	0	3,078
Performance agreements	78,296	0	0
Right of use	113,233	0	0
Construction margin	65,172	63,013	70,335
Agreement with the Municipality of Santo André	1,336,908	0	0
Agreement with the municipality of Guarulhos	0	928,014	0
Total	R$ 2,125,943	R$ 2,201,112	R$ 1,532,518